Other financial assets (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets measured at fair value
Assets measured at amortized cost	$ 111,427	$ 369,318
Other financial assets	2,746,668	2,232,775
Current	2,112,720	1,860,928
Non-current	633,948	371,847
Financial assets at fair value, class
Assets measured at fair value
Assets measured at fair value	2,635,241	1,863,457
Investment in equity securities and trust funds
Assets measured at fair value
Assets measured at fair value	1,907,590	1,210,138
Hedging instruments
Assets measured at fair value
Other financial assets	44,124	231,463
Assets measured at fair value through other comprehensive income
Assets measured at fair value
Other financial assets	1,161	2,007
Investment portfolio - Foreign currency
Assets measured at fair value
Assets measured at fair value	645,233	364,962
Investment portfolio - Local currency
Assets measured at fair value
Assets measured at fair value	$ 37,133	$ 54,887